Segmented Information - Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Accounts receivable	$ 12,014	$ 18,090
Intangible exploration and evaluation assets	36,266	41,478
Petroleum and natural gas assets	195,263	200,981
Other assets, property and equipment	3,079	3,485
Deferred tax assets	4,523	0
Assets	318,296	327,702
Liabilities
Accounts payable and accrued liabilities	28,007	27,104
Long-term debt	52,355	69,999
Asset retirement obligation	12,113	12,332
Deferred tax liabilities	4,523	0
Liabilities	98,005	117,695
Operating segments [member]
Assets
Accounts receivable	11,556	17,640
Derivative financial assets	1,369	0
Intangible exploration and evaluation assets	36,266	41,478
Petroleum and natural gas assets	195,263	200,981
Other assets, property and equipment	2,244	2,408
Other assets	59,814	53,236
Deferred tax assets	4,523	0
Assets	311,035	315,743
Liabilities
Accounts payable and accrued liabilities	21,417	21,039
Derivative commodity contracts	0	7,970
Long-term debt	52,355	69,999
Asset retirement obligation	12,113	12,332
Deferred tax liabilities	4,523
Liabilities	90,408	111,340
Operating segments [member] | Egypt [member]
Assets
Accounts receivable	9,031	14,956
Derivative financial assets	1,369	0
Intangible exploration and evaluation assets	35,735	41,478
Petroleum and natural gas assets	123,043	127,363
Other assets, property and equipment	2,222	2,381
Other assets	58,518	49,769
Deferred tax assets	4,523	0
Assets	234,441	235,947
Liabilities
Accounts payable and accrued liabilities	13,407	17,035
Derivative commodity contracts	0	7,813
Long-term debt	44,134	58,792
Asset retirement obligation	0	0
Deferred tax liabilities	4,523
Liabilities	62,064	83,640
Operating segments [member] | Canada [member]
Assets
Accounts receivable	2,525	2,684
Derivative financial assets	0	0
Intangible exploration and evaluation assets	531	0
Petroleum and natural gas assets	72,220	73,618
Other assets, property and equipment	22	27
Other assets	1,296	3,467
Deferred tax assets	0	0
Assets	76,594	79,796
Liabilities
Accounts payable and accrued liabilities	8,010	4,004
Derivative commodity contracts	0	157
Long-term debt	8,221	11,207
Asset retirement obligation	12,113	12,332
Deferred tax liabilities	0
Liabilities	28,344	27,700
Non-segment [member]
Assets
Assets	7,261	11,959
Liabilities
Liabilities	$ 7,597	$ 6,355